UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                                 Asset-Backed Securities                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 American Express Issuance Trust Series 2008-2
                                 Class A, 4.02%, 1/18/11                                              $       2,585   $   2,572,491
                                 Bank of America Credit Card Trust Series 2008-A9 Class A9, 4.07%,
                                 7/16/12                                                                      2,490       2,471,542
                                 Capital Auto Receivables Asset Trust Series 2004A Class A2B,
                                 5.16%, 12/15/10 (a)                                                          2,551       2,542,102
                                 Chase Issuance Trust Series 2007-A17 Class A, 5.12%, 10/15/14                2,400       2,341,053
                                 Chase Issuance Trust Series 2008-A9 Class A9, 4.26%, 5/15/13                 2,815       2,742,850
                                 Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%,
                                 10/15/10                                                                     3,815       3,821,113
                                 Honda Auto Receivables Owner Trust Series 2008-1 Class A2, 3.77%,
                                 9/20/10                                                                      3,045       3,010,260
                                 MBNA Credit Card Master Note Trust Series 2001-A5 Class A5, 4.77%,
                                 3/15/11                                                                      3,030       3,027,883
                                 Nissan Auto Receivables Owner Trust Series 2006-A Class A3, 4.74%,
                                 9/15/09                                                                        931         932,079
                                 Option One Mortgage Loan Trust Series 2007-5 Class 2A1, 3.297%,
                                 5/25/37 (a)                                                                  1,700       1,580,890
                                 SLM Student Loan Trust Series 2008-5 Class A2, 3.90%, 10/25/16 (a)           3,600       3,553,240
                                 SLM Student Loan Trust Series 2008-5 Class A3, 4.10%, 1/25/18 (a)              910         908,318
                                 SLM Student Loan Trust Series 2008-5 Class A4, 4.50%, 7/25/23 (a)            2,450       2,429,459
                                 USAA Auto Owner Trust Series 2005-4 Class A4, 4.89%, 8/15/12                 3,069       3,068,806
                                 Wachovia Auto Owner Trust Series 2005-B Class A5, 4.93%, 11/20/12            2,903       2,830,856
                                 Whole Auto Loan Trust Series 2004-1 Class A4, 3.26%, 3/15/11                   992         988,861
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Asset-Backed Securities - 11.5%                                                   38,821,803
-----------------------------------------------------------------------------------------------------------------------------------
Industry                         Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%       Northrop Grumman Corp., 7.125%, 2/15/11                                        431         457,522
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%   United Parcel Service, Inc., 6.20%, 1/15/38                                    325         302,268
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%               DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12                               206         208,331
                                 DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13                              312         304,475
                                                                                                                      -------------
                                                                                                                            512,806
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.4%           The Bear Stearns Cos., Inc., 4.903%,
                                 7/19/10 (a)                                                                    475         465,488
                                 Goldman Sachs Capital II, 5.793% (a)(b)                                        562         246,892
                                 The Goldman Sachs Group, Inc., 5.25%, 10/15/13                                 456         383,563

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
Industry                         Corporate Bonds                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 The Goldman Sachs Group, Inc., 6.15%, 4/01/18                        $         375   $     311,818
                                 Lehman Brothers Holdings, Inc., 7.875%, 8/15/10 (c)                            180          22,500
                                 Lehman Brothers Holdings, Inc., 4.519%, 9/15/22 (c)                            575          71,875
                                 Lehman Brothers Holdings, Inc. Series I, 5.25%, 2/06/12 (c)                    630          78,750
                                 Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27 (c)                     305          38,125
                                 Morgan Stanley, 6.60%, 4/01/12                                                 364         264,402
                                 Morgan Stanley Series F, 5.55%, 4/27/17                                      1,910       1,184,066
                                 UBS AG Series DPNT, 5.875%, 12/20/17                                         1,865       1,655,976
                                                                                                                      -------------
                                                                                                                          4,723,455
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%          BSCH Issuance Ltd., 7.625%, 11/03/09                                         1,103       1,113,611
                                 Bank One Corp., 5.90%, 11/15/11                                                217         211,818
                                 Corporacion Andina de Fomento, 6.875%,
                                 3/15/12                                                                        393         410,057
                                 HSBC Bank USA NA, 4.625%, 4/01/14                                              515         463,145
                                 Korea Development Bank, 4.75%, 7/20/09                                         735         735,042
                                 M&T Bank Corp., 5.383%, 4/01/13 (a)(d)                                         500         438,476
                                 Royal Bank of Scotland Group Plc, 6.99% (a)(b)(d)                            1,100         819,776
                                 Wachovia Bank NA, 6.60%, 1/15/38                                               255         151,074
                                                                                                                      -------------
                                                                                                                          4,342,999
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%   International Business Machines Corp., 5.70%, 9/14/17                          755         731,352
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%          CitiFinancial Credit Co., 10%, 5/15/09                                         110         109,211
                                 FIA Card Services NA, 4.625%, 8/03/09                                          400         390,741
                                 FIA Card Services NA, 7.125%, 11/15/12                                         225         220,664
                                 SLM Corp., 3.471%, 7/27/09 (a)                                               1,075         946,228
                                 SLM Corp. Series A, 4%, 1/15/09                                              1,675       1,373,500
                                                                                                                      -------------
                                                                                                                          3,040,344
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            Bank of America Corp., 6.60%, 5/15/10                                           83          81,697
Services - 4.5%                  Bank of America Corp., 4.875%, 1/15/13                                         551         505,077
                                 Bank of America Corp., 4.75%, 8/01/15                                          625         531,500
                                 Bank of America Corp., 7.80%, 9/15/16                                          400         381,716
                                 Bank of America Corp., 6%, 9/01/17                                             425         366,607
                                 Bank of America Corp., 5.75%, 12/01/17                                       1,730       1,467,019
                                 Bank of America Corp., 5.65%, 5/01/18                                          590         496,952
                                 Citigroup, Inc., 6.50%, 1/18/11                                                 92          89,222
                                 Citigroup, Inc., 6%, 2/21/12                                                   147         135,855
                                 General Electric Capital Corp., 6.15%, 8/07/37                               1,000         765,640
                                 General Electric Capital Corp., 6.375%,
                                 11/15/67 (a)                                                                   925         748,484
                                 General Electric Capital Corp. Series A, 4.875%, 10/21/10                      441         426,945

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
Industry                         Corporate Bonds                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 General Electric Capital Corp. Series A, 5%, 12/01/10                $       7,332   $   7,082,961
                                 JPMorgan Chase & Co., 3.50%, 3/15/09                                           294         291,776
                                 JPMorgan Chase & Co., 4.50%, 11/15/10                                          368         357,139
                                 JPMorgan Chase & Co., 6.625%, 3/15/12                                          474         465,851
                                 JPMorgan Chase Bank NA, 6%, 7/05/17                                            950         867,556
                                                                                                                      -------------
                                                                                                                         15,061,997
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication    GTE Corp., 6.94%, 4/15/28                                                      187         158,672
Services - 0.1%                  Telecom Italia Capital SA, 5.25%, 10/01/15                                     349         290,508
                                                                                                                      -------------
                                                                                                                            449,180
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%        Commonwealth Edison Co., 6.95%, 7/15/18                                        206         196,215
                                 Florida Power & Light Co., 5.95%, 2/01/38                                      775         719,580
                                 Florida Power Corp., 6.40%, 6/15/38                                            325         307,752
                                 PacifiCorp., 6.25%, 10/15/37                                                   475         431,105
                                                                                                                      -------------
                                                                                                                          1,654,652
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &               Transocean, Inc., 6%, 3/15/18                                                  360         335,987
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%             Kraft Foods, Inc., 6.50%, 8/11/17                                            1,115       1,072,856
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          WellPoint, Inc., 5.95%, 12/15/34                                               221         183,899
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%                 American International Group, Inc., 8.175%, 5/15/58 (a)(d)                   1,360         217,864
                                 Chubb Corp., 6.375%, 3/29/67 (a)                                               386         294,354
                                 MetLife, Inc., 6.125%, 12/01/11                                                110         111,067
                                 MetLife, Inc., 5%, 11/24/13                                                    331         313,302
                                 MetLife, Inc., 5.70%, 6/15/35                                                  147         115,647
                                 Metropolitan Life Global Funding I, 5.125%, 4/10/13 (d)                      1,825       1,772,944
                                 Monumental Global Funding II, 4.375%, 7/30/09 (d)                              368         363,258
                                 SunAmerica, Inc., 5.60%, 7/31/97                                               110          35,748
                                                                                                                      -------------
                                                                                                                          3,224,184
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                     Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13                   750         786,593
                                 Comcast Cable Communications LLC, 8.875%, 5/01/17                              331         348,588
                                 Comcast Corp., 5.85%, 1/15/10                                                  342         344,002
                                 Comcast Corp., 6.50%, 1/15/17                                                  221         207,708
                                 Comcast Corp., 7.05%, 3/15/33                                                  327         293,277
                                 Comcast Corp., 6.50%, 11/15/35                                                 184         153,626
                                 News America, Inc., 7.25%, 5/18/18                                             489         483,734
                                 News America, Inc., 7.28%, 6/30/28                                             250         235,712
                                 Time Warner Cable, Inc., 6.20%, 7/01/13                                      2,200       2,134,326
                                 Time Warner Cos., Inc., 6.875%, 6/15/18                                        259         230,349
                                                                                                                      -------------
                                                                                                                          5,217,915
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
Industry                         Corporate Bonds                                                              (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%           Corporacion Nacional del Cobre de Chile - CODELCO, 6.375%,
                                 11/30/12 (d)                                                         $         120   $     123,773
                                 Inco Ltd., 7.75%, 5/15/12                                                      221         234,969
                                 Teck Cominco Ltd., 6.125%, 10/01/35                                            110          82,992
                                                                                                                      -------------
                                                                                                                            441,734
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%           Dominion Resources, Inc., 5.70%, 9/17/12                                       221         218,872
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%          Federated Department Stores, Inc., 6.30%,
                                 4/01/09                                                                         99          98,105
                                 Target Corp., 6%, 1/15/18                                                    2,450       2,319,621
                                                                                                                      -------------
                                                                                                                          2,417,726
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            Anadarko Finance Co. Series B, 6.75%,
Fuels - 0.9%                     5/01/11                                                                        287         293,714
                                 Anadarko Petroleum Corp., 6.45%, 9/15/36                                       221         173,275
                                 Canadian Natural Resources Ltd., 6.50%,
                                 2/15/37                                                                        350         280,406
                                 Consolidated Natural Gas Co. Series C, 6.25%, 11/01/11                         349         352,117
                                 EnCana Corp., 4.75%, 10/15/13                                                  441         406,240
                                 Kern River Funding Corp., 4.893%, 4/30/18 (d)                                   93          90,652
                                 MidAmerican Energy Holdings Co., 5.95%,
                                 5/15/37                                                                        588         481,319
                                 MidAmerican Energy Holdings Co., 6.50%,
                                 9/15/37                                                                        400         350,944
                                 PTT PCL, 5.875%, 8/03/35 (d)                                                   200         163,673
                                 Pemex Project Funding Master Trust, 9.125%, 10/13/10                            68          72,760
                                 XTO Energy, Inc., 6.75%, 8/01/37                                               575         510,207
                                                                                                                      -------------
                                                                                                                          3,175,307
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%   Celulosa Arauco y Constitucion SA, 5.125%,
                                 7/09/13                                                                        221         216,858
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%           GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                                  850         834,466
                                 Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36                                118         103,292
                                                                                                                      -------------
                                                                                                                            937,758
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                  Oracle Corp., 5.75%, 4/15/18                                                   590         547,818
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance -     Golden West Financial Corp., 4.75%, 10/01/12                                   169         129,304
0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       Sprint Capital Corp., 6.375%, 5/01/09                                          294         288,120
Services - 0.2%                  Vodafone Group Plc, 7.75%, 2/15/10                                             390         401,965
                                 Vodafone Group Plc, 6.25%, 11/30/32                                            147         121,030
                                                                                                                      -------------
                                                                                                                            811,115
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Corporate Bonds - 14.9%                                                           50,207,908
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                                 Foreign Government Obligations                                               (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Canadian Government Bond, 5.25%, 11/05/08                            $       1,463   $   1,467,901
                                 Chile Government International Bond, 5.50%, 1/15/13                            257         275,144
                                 China Government International Bond, 7.30%, 12/15/08                           368         370,951
                                 Export-Import Bank of Korea, 5.125%, 2/14/11                                   294         283,795
                                 Export-Import Bank of Korea, 5.125%, 3/16/15                                   459         404,526
                                 Inter-American Development Bank, 6.80%,
                                 10/15/25                                                                       735         892,144
                                 Mexico Government International Bond Series A, 6.75%, 9/27/34                  350         351,750
                                 Poland Government International Bond, 5%, 10/19/15                             162         160,114
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Foreign Government Obligations - 1.2%                                              4,206,325
-----------------------------------------------------------------------------------------------------------------------------------
                                 U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 Fannie Mae Guaranteed Pass-Through Certificates:
                                      4.50%, 10/15/23 (e)                                                     6,800       6,625,739
                                      5.00%, 10/15/23 - 10/15/38 (e)                                         31,995      31,467,448
                                      5.50%, 1/01/35 - 10/15/38 (e)                                          32,048      31,973,799
                                      5.845%, 8/01/36 (a)                                                     3,621       3,719,813
                                      6.00%, 2/01/13 - 10/15/38 (e)                                           2,531       2,568,094
                                      6.50%, 12/01/25 - 10/15/38 (e)                                          1,398       1,439,763
                                      7.00%, 4/01/27 - 3/01/31                                                  154         162,459
                                      7.50%, 10/01/27 - 5/01/32                                                 150         162,587
                                      8.00%, 9/01/15 - 9/01/31                                                  133         144,237
                                      8.50%, 5/01/30 - 1/01/31                                                   12          12,742
                                      9.50%, 7/01/17                                                             27          29,731
                                      10.00%, 10/01/18 - 5/01/22                                                 13          14,888
                                      10.50%, 12/01/16                                                            4           4,078
                                 Freddie Mac Mortgage Participation Certificates:
                                      4.50%, 2/01/11 - 12/01/35 (e)                                          15,010      14,531,031
                                      5.00%, 7/01/21 - 2/01/36                                               20,146      19,659,778
                                      5.50%, 12/01/16 - 10/15/38 (e)                                         24,845      24,789,263
                                      5.741%, 4/01/37                                                         2,616       2,652,624
                                      5.87%, 4/01/37                                                          3,114       3,170,227
                                      6.00%, 4/01/16 - 10/15/38 (e)                                           8,079       8,196,792
                                      6.50%, 7/01/15 - 8/01/32                                                  348         362,882
                                      7.00%, 1/01/11 - 11/01/32                                               1,982       2,085,128
                                      7.50%, 7/01/10 - 9/01/32                                                  438         472,831
                                      8.00%, 11/01/24 - 3/01/32                                                 254         275,936
                                      8.50%, 5/01/28 - 8/01/30                                                   23          25,445
                                      9.00%, 9/01/14                                                              6           6,847
                                      9.50%, 2/01/19                                                             29          32,030
                                      10.00%, 3/01/10 - 9/01/17                                                  11          11,535
                                      10.50%, 4/01/16                                                            11          11,673

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                 U.S. Government Agency                                                        Par
                                 Mortgage-Backed Securities                                                   (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      11.00%, 9/01/16                                                 $           8   $       8,675
                                      11.50%, 8/01/15                                                             2           1,919
                                      12.00%, 2/01/14                                                             9          10,087
                                 Ginnie Mae MBS Certificates:
                                      4.50%, 9/15/35                                                          2,316       2,213,071
                                      5.00%, 4/15/35 - 5/15/36                                                6,358       6,247,457
                                      5.50%, 1/15/35 - 5/15/36                                                7,578       7,599,410
                                      6.00%, 4/20/26 - 6/15/35                                                5,654       5,755,086
                                      6.50%, 2/15/14 - 11/15/34                                               1,346       1,383,325
                                      7.00%, 4/15/13 - 10/15/31                                                 757         796,964
                                      7.50%, 3/15/24 - 3/15/32                                                  265         285,834
                                      8.00%, 12/15/22 - 6/15/31                                                 161         176,751
                                      8.50%, 11/15/17 - 3/15/31                                                  61          66,987
                                      9.00%, 4/15/18 - 11/15/24                                                  54          58,896
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Mortgage-Backed Securities - 53.2%                                                     179,213,862
-----------------------------------------------------------------------------------------------------------------------------------
                                 U.S. Government Agency Mortgage-Backed Securities -
                                 Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                 Fannie Mae Trust Series 2005-118 Class MC, 6%, 1/25/32                       2,368       2,407,263
                                 Fannie Mae Trust Series 2006-116 Class VC, 6%, 2/25/16                       2,092       2,154,111
                                 Fannie Mae Trust Series 2007-32 Class KP, 5.50%, 4/25/37                     5,561       5,642,607
                                 Freddie Mac Multiclass Certificates Series 2684 Class SP, 4.986%,
                                 1/15/33 (a)(f)                                                                 445          64,704
                                 Freddie Mac Multiclass Certificates Series 2870 Class AH, 5%,
                                 12/15/23                                                                     1,367       1,371,463
                                 Freddie Mac Multiclass Certificates Series 3208 Class PS, 4.586%,
                                 8/15/36 (a)(f)                                                               2,150         223,048
                                 Freddie Mac Multiclass Certificates Series 3294 Class NA, 5.50%,
                                 7/15/27                                                                      2,269       2,318,034
                                 Freddie Mac Multiclass Certificates Series 3316 Class SB, 4.729%,
                                 8/15/35 (a)(f)                                                                 395          40,137
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency Mortgage-Backed Securities -
                                 Collateralized Mortgage Obligations - 4.2%                                              14,221,367
-----------------------------------------------------------------------------------------------------------------------------------
State                            Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.2%                  Illinois State, General Obligation Bonds, 5.10%,
                                 6/01/33                                                                        662         619,566
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 0.2%                     Dallas, Texas, General Obligation Bonds, Series C, 5.25%, 2/15/24              764         715,685
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds - 0.4%                                                             1,335,251
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                                 Non-U.S. Government Agency Mortgage-Backed Securities                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage          American Home Mortgage Assets Series 2006-6
Obligations - 7.2%               Class A1A, 3.397%, 12/25/46 (a)                                      $         488   $     296,361
                                 Bear Stearns Adjustable Rate Mortgage Trust Series 2007-4 Class
                                 22A1, 5.998%, 6/25/47 (a)                                                    4,192       3,132,824
                                 Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.344%,
                                 8/25/35 (a)                                                                  6,038       5,182,191
                                 Countrywide Alternative Loan Trust Series 2006-01A0 Class 1A1,
                                 3.815%, 8/25/46 (a)                                                            428         264,107
                                 Countrywide Alternative Loan Trust Series 2006-0A21 Class A1,
                                 4.468%, 3/20/47 (a)                                                          1,053         644,927
                                 Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5
                                 Class 2A1, 3.407%, 4/25/46 (a)                                                 479         289,186
                                 Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-16
                                 Class A1, 6.50%, 10/25/37                                                    1,324       1,039,602
                                 Credit Suisse Mortgage Capital Certificate Series 2006-8 Class
                                 3A1, 6%, 10/25/21                                                              665         477,933
                                 Deutsche Alternative-A Securities, Inc. Alternate Loan Trust
                                 Series 2006-0A1 Class A1, 3.407%, 2/25/47 (a)                                  660         392,468
                                 GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1, 3.397%,
                                 8/25/46 (a)                                                                  1,236         846,635
                                 Harborview Mortgage Loan Trust Series 2005-8 Class 1A2A, 4.608%,
                                 9/19/35 (a)                                                                    115          74,043
                                 Harborview Mortgage Loan Trust Series 2006-9 Class 2A1A, 4.488%,
                                 11/19/36 (a)                                                                   814         496,401
                                 JPMorgan Mortgage Trust Series 2006-S2 Class 2A2, 5.875%, 7/25/36              297         278,280
                                 JPMorgan Mortgage Trust Series 2007-S1 Class 1A2, 5.50%, 3/25/22               230         213,307
                                 Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 3.387%,
                                 11/25/36 (a)                                                                 3,217       1,972,772
                                 Thornburg Mortgage Securities Trust Series 2005-4 Class A4,
                                 3.407%, 12/25/45 (a)                                                         2,984       2,971,898
                                 WaMu Mortgage Pass-Through Certificates Series 2007-0A4 Class 1A,
                                 3.625%, 5/25/47 (a)                                                            543         325,737
                                 WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A,
                                 3.605%, 6/25/47 (a)                                                            948         585,500
                                 Wells Fargo Mortgage Backed Securities Trust Series 2004-S
                                 Class A6, 3.621%, 9/25/34 (a)                                                3,000       2,950,959
                                 Zuni Mortgage Loan Trust Series 2006-0A1 Class A1, 3.337%,
                                 8/25/36 (a)                                                                  1,940       1,869,425
                                                                                                                      -------------
                                                                                                                         24,304,556
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                                 Non-U.S. Government Agency Mortgage-Backed Securities                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed       Bank of America Commercial Mortgage, Inc. Series 2002-PB2
Securities - 11.6%               Class A3, 6.085%, 6/11/35                                            $       2,030   $   2,026,163
                                 Bank of America Commercial Mortgage, Inc. Series 2005-4 Class A5A,
                                 4.933%, 7/10/45                                                              1,676       1,500,266
                                 Bear Stearns Commercial Mortgage Securities Series 2005-PWR8 Class
                                 AJ, 4.75%, 6/11/41                                                           1,194         926,384
                                 CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class C,
                                 6.73%, 12/18/35                                                              1,323       1,332,495
                                 Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4
                                 Class A4, 5.322%, 12/11/49                                                   1,240       1,034,814
                                 First Union NB-Bank of America Commercial Mortgage Trust Series
                                 2001-C1 Class A2, 6.136%, 3/15/33                                            1,694       1,691,760
                                 GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A2,
                                 4.353%, 6/10/48                                                              2,021       1,976,469
                                 GS Mortgage Securities Corp. II Series 2004-GG2 Class A5, 5.279%,
                                 8/10/38 (a)                                                                  1,433       1,356,888
                                 GS Mortgage Securities Corp. II Series 2005-GG4 Class A4, 4.761%,
                                 7/10/39                                                                      1,622       1,443,867
                                 JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                 2001-CIB3 Class A3, 6.465%, 11/15/35                                         1,860       1,860,229
                                 JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                 2001-CIBC Class B, 6.446%, 3/15/33                                           2,242       2,245,778
                                 JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                 2001-CIB3 Class B, 6.678%, 11/15/35                                          1,598       1,605,065
                                 JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                 2005-LDP4 Class AM, 4.999%, 10/15/42 (a)                                     1,345       1,125,944
                                 JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                 2006-LDP7 Class A4, 5.875%, 4/15/45 (a)                                      2,014       1,821,139
                                 LB-UBS Commercial Mortgage Trust Series 2003-C8 Class A4, 5.124%,
                                 11/15/32 (a)                                                                 1,433       1,339,692
                                 LB-UBS Commercial Mortgage Trust Series 2005-C2 Class A2, 4.821%,
                                 4/15/30                                                                      2,927       2,873,467
                                 LB-UBS Commercial Mortgage Trust Series 2008-C1 Class A2, 6.15%,
                                 4/15/41 (a)                                                                    550         481,863
                                 Morgan Stanley Capital I Series 2005-T19 Class A2, 4.725%, 6/12/47           1,856       1,811,927
                                 Morgan Stanley Capital I Series 2007-HQ13 Class A1, 5.357%,
                                 12/15/44                                                                     3,003       2,869,150
                                 Morgan Stanley Capital I Series 2007-IQ15 Class A4, 5.881%,
                                 6/11/49 (a)                                                                  2,725       2,358,465

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                                 Non-U.S. Government Agency Mortgage-Backed Securities                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Morgan Stanley Capital I Series 2007-IQ16 Class A4, 5.809%,
                                 12/12/49                                                             $         195   $     166,118
                                 Morgan Stanley Capital I Series 2007-T27 Class A4, 5.804%,
                                 6/13/42 (a)                                                                  3,135       2,718,032
                                 Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4,
                                 5.308%, 11/15/48                                                             2,825       2,420,149
                                                                                                                      -------------
                                                                                                                         38,986,124
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Non-U.S. Government Agency
                                 Mortgage-Backed Securities - 18.8%                                                      63,290,680
-----------------------------------------------------------------------------------------------------------------------------------
                                 U.S. Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                 Fannie Mae, 5.25%, 8/01/12                                                   1,650       1,669,074
                                 Fannie Mae, 5.125%, 1/02/14                                                  2,645       2,633,970
                                 Federal Home Loan Bank of Chicago, 5.625%, 6/13/16                           1,635       1,499,310
                                 Federal Home Loan Banks, 5.53%, 11/03/14                                     2,875       2,921,995
                                 Federal Home Loan Banks, 5.625%, 6/11/21 (g)                                 3,515       3,725,858
                                 Private Export Funding Corp., 3.55%, 4/15/13                                 3,600       3,497,432
                                 Tennessee Valley Authority Series E, 6.25%, 12/15/17                         1,020       1,124,479
                                 U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25                       1,200       1,356,542
                                 U.S. Treasury Inflation Indexed Bonds, 2%,
                                 1/15/26                                                                        825         834,661
                                 U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28                        1,800       1,648,532
                                 U.S. Treasury Notes, 4%, 8/15/18                                               500         507,110
                                 U.S. Treasury Notes, 4.50%, 5/15/38                                          2,100       2,167,922
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Obligations - 7.0%                                                23,586,885
-----------------------------------------------------------------------------------------------------------------------------------
Industry                         Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%           Credit Suisse Guernsey Ltd., 5.86% (a)(b)                                    1,367       1,034,911
                                 Lehman Brothers Holdings Capital Trust VII,
                                 5.857% (b)(c)                                                                  120              12
                                                                                                                      -------------
                                                                                                                          1,034,923
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%          Barclays Bank Plc, 7.434% (a)(b)(d)                                            700         570,021
                                 Wachovia Corp. Series K, 7.98% (a)(b)                                        1,200         501,528
                                                                                                                      -------------
                                                                                                                          1,071,549
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            Bank of America Corp. Series K, 8% (a)(b)                                    1,050         831,460
Services - 1.1%                  Citigroup, Inc., 8.30%, 12/21/77 (a)                                         1,230         916,425
                                 JPMorgan Chase Capital XXV, 6.80%, 10/01/37                                  2,450       1,878,057
                                                                                                                      -------------
                                                                                                                          3,625,942
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                 Progressive Corp., 6.70%, 6/15/37 (a)                                          645         525,523
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Capital Trusts - 1.9%                                                              6,257,937
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Long-Term Investments
                                 (Cost - $398,745,713) - 113.1%                                                         381,142,018
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                               Par
                                 Short-Term Securities                                                        (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency           Federal Home Loan Banks, 0.10%, 10/01/08 (h)                         $      15,000   $  15,000,000
Obligations - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities
                                 (Cost - $15,000,000) - 4.5%                                                             15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                                 Options Purchased                                                    Contracts (i)       Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Swaptions Purchased         Receive a fixed rate of 5.78% and pay a floating rate based on
                                 3-month LIBOR, expiring August 2010                                             12       1,083,204
-----------------------------------------------------------------------------------------------------------------------------------
Put Swaptions Purchased          Pay a fixed rate of 5.78% and receive a floating rate based
                                 3-month LIBOR, expiring August 2010                                             12         258,780
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Options Purchased
                                 (Cost - $919,200) - 0.4%                                                                 1,341,984
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments Before TBA Sale Commitments
                                 (Cost - $414,664,913*) - 118.0%                                                        397,484,002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Par
                                 TBA Sale Commitments                                                         (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Fannie Mae Guaranteed Pass-Through Certificates:
                                      5.00%, 10/15/23 - 10/15/38                                      $     (10,300)    (10,279,462)
                                      6.00%, 2/01/13 - 10/15/38                                              (1,900)     (1,925,128)
                                      6.50%, 12/01/25 - 10/15/38                                             (1,300)     (1,333,124)
                                 Freddie Mac Mortgage Participation Certificates:
                                      5.00%, 7/01/21 - 2/01/36                                               (3,400)     (3,317,709)
                                      5.50%, 12/01/16 - 10/15/38                                             (9,200)     (9,158,692)
                                      6.00%, 4/01/16 - 10/15/38                                              (4,000)     (4,050,368)
                                 Ginnie Mae MBS Certificates:
                                      5.50%, 1/15/35 - 5/15/36                                               (5,900)     (5,890,784)
                                      6.00%, 4/20/26 - 6/15/35                                               (3,000)     (3,047,484)
                                      6.50%, 2/15/14 - 11/15/34                                              (1,300)     (1,332,209)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total TBA Sale Commitments
                                 (Proceeds - $40,437,117) - (12.0)%                                                     (40,334,960)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments, Net of TBA Sale Commitments - 106.0%                                357,149,042

                                 Liabilities in Excess of Other Assets - (6.0)%                                         (20,244,176)
                                                                                                                      -------------
                                 Net Assets - 100.0%                                                                  $ 336,904,866
                                                                                                                      =============

* The cost and unrealized (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 415,341,850
                                                                  =============
      Gross unrealized appreciation                               $   2,095,838
      Gross unrealized depreciation                                 (19,953,687)
                                                                  -------------
      Net unrealized depreciation                                 $ (17,857,849)
                                                                  =============

(a)   Variable rate security. Rate shown is as of report date.
(b)   Security is perpetual in nature and has no stated maturity date.
(c)   Issuer filed for bankruptcy or is in default of interest payments.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)

(e) Represents or includes a to-be-announced transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.
(f) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h)   Rate shown is the yield to maturity as of the date of purchase.
(i)   One contract represents a notional amount of $1,000,000.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      -------------------------------------------------------------------------------------
                                                                               Unrealized
                                         Expiration           Face            Appreciation
      Contracts         Issue               Date             Value           (Depreciation)
      -------------------------------------------------------------------------------------
         48           2-Year U.S.
                     Treasury Bond      December 2008      $ 10,242,017      $       2,983
        311          10-Year U.S.
                     Treasury Bond      December 2008      $ 36,367,719           (719,344)
         30          30-Year U.S.
                     Treasury Bond      December 2008      $ 3,527,433             (12,277)
      -------------------------------------------------------------------------------------
      Total                                                                  $    (728,638)
                                                                             ==============

o     Financial futures contracts sold as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------
                                              Expiration            Face           Unrealized
      Contracts            Issue                 Date              Value          Appreciation
      ----------------------------------------------------------------------------------------
        183             5-Year U.S.
                       Treasury Bond         December 2008      $ 20,586,776      $     47,885
         24          Euro Dollar Future        June 2009        $  5,821,427             3,827
         16          Euro Dollar Future        June 2010        $  3,848,269             2,069
      ----------------------------------------------------------------------------------------
      Total                                                                       $     53,781
                                                                                  ============

o     Swaps outstanding as of September 30, 2008 were as follows:

      ---------------------------------------------------------------------------------
                                                             Notional
                                                              Amount        Unrealized
                                                               (000)       Appreciation
      ---------------------------------------------------------------------------------
      Receive a fixed rate of 4.10% and pay a floating
      rate based on 3-month LIBOR
      Broker, Lehman Brothers Special Financing
      Expires December 2009                                  $ 11,900              --

      Pay a fixed rate of 3.535% and receive a floating
      rate based on 3-month LIBOR
      Broker, Lehman Brothers Special Financing
      Expires January 2010                                   $ 27,400              --

      Pay a fixed rate of 2.898% and receive a floating
      rate based on 3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires September 2010                                 $ 20,200       $ 167,288

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)

      -------------------------------------------------------------------------------------
                                                               Notional        Unrealized
                                                                Amount        Appreciation
                                                                 (000)       (Depreciation)
      -------------------------------------------------------------------------------------
      Receive a fixed rate of 5.1405% and pay a floating
      rate based on 3-month LIBOR
      Broker, JPMorgan Chase
      Expires August 2012                                      $ 21,700       $   954,951

      Receive a fixed rate of 4.87% and pay a floating
      rate based on 3-month LIBOR
      Broker, UBS Warburg
      Expires September 2012                                   $ 43,000         1,496,347

      Receive a fixed rate of 4.9775% and pay a floating
      rate based on 3-month LIBOR
      Broker, Lehman Brothers Special Financing
      Expires September 2012                                   $ 35,000                --

      Receive a fixed rate of 3.6475% and pay a floating
      rate based on 3-month LIBOR
      Broker, Citibank, NA
      Expires September 2013                                   $ 30,700          (565,011)

      Pay a fixed rate of 5.6425% and receive a floating
      rate based on 3-month LIBOR
      Broker, Citibank, NA
      Expires July 2017                                         $ 6,500          (571,135)

      Pay a fixed rate of 5.762% and receive a floating
      rate based on 3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires July 2017                                        $ 25,200        (2,448,463)

      Receive a fixed rate of 5.324% and pay a floating
      rate based on 3-month LIBOR
      Broker, Citibank, NA
      Expires August 2017                                      $ 11,500           768,850

      Pay a fixed rate of 5.16625% and receive a floating
      rate based on 3-month LIBOR
      Broker, Lehman Brothers Special Financing
      Expires September 2017                                   $ 19,800                --

      Pay a fixed rate of 4.31% and receive a floating
      rate based on 3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires January 2018                                      $ 3,700            42,119

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)

      --------------------------------------------------------------------------------------
                                                              Notional          Unrealized
                                                               Amount          Appreciation
                                                                (000)         (Depreciation)
      --------------------------------------------------------------------------------------
      Pay a fixed rate of 4.585% and receive a floating
      rate based on 3-month LIBOR
      Broker, CS First Boston
      Expires January 2018                                     $  2,500         $   (23,389)

      Pay a fixed rate of 4.205% and receive a floating
      rate based on 3-month LIBOR
      Broker, Deutsche Bank AG London
      Expires September 2018                                   $ 19,300             406,778
      --------------------------------------------------------------------------------------
      Total                                                                     $   228,335
                                                                                ============

Master Core Bond Enhanced Index Series
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:
            --------------------------------------------------------------------
              Valuation                      Investments in      Other Financial
               Inputs                          Securities         Instruments*
            --------------------------------------------------------------------
            Level 1                           $  22,475,201         $  (674,857)
            Level 2                             333,331,857           1,570,319
            Level 3                                      --                  --
            --------------------------------------------------------------------
            Total                             $ 355,807,058         $   895,462
                                              ==================================
            * Other financial instruments are swaps, futures and options.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: November 24, 2008